As filed with the Securities and Exchange Commission on October 30, 2006

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06511

REGIONS MORGAN KEEGAN SELECT FUNDS

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Registrant’s telephone number, including area code: (901) 524-4100

ALLEN B. MORGAN, JR.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: November 30, 2006

Date of reporting period: August 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments.

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares			Value
Common Stocks - 88.7%
		Basic Materials - 2.3%
		Gold - 2.3%
240,000	(2)	Barrick Gold Corporation	8,035,200

		Consumer Discretionary - 2.3%
		Auto Components - 0.6%
80,000	(1,2)	O’Reilly Automotive, Inc.	2,375,200

		Beverages - 0.5%
64,000	(1,2)	Hansen Natural Corporation	1,762,560

		Specialty Retail - 1.2%
140,000		Advance Auto Parts, Inc.	4,216,800

		Total Consumer Discretionary	8,354,560

		Consumer Staples - 0.6%
		Food Products - 0.6%
60,000		Hormel Foods Corporation	2,199,000

		Total Consumer Staples	2,199,000

		Energy - 18.4%
		Energy Equipment & Services - 9.8%
160,000		BJ Services Company	5,489,600
90,000		Baker Hughes Incorporated	6,406,200
210,000	(1,2)	Oceaneering International, Inc.	7,553,700
160,000		Patterson-UTI Energy, Inc.	4,384,000
200,000	(2)	Smith International, Inc.	8,394,000
60,000	(1,2)	Weatherford International Ltd.	2,580,000

		Total	34,807,500

		Nuclear Energy - 2.5%
220,000		Cameco Corporation	9,009,000

		Oil & Gas - 6.1%
100,000	(1)	Grant Prideco, Inc.	4,153,000
60,000		Murphy Oil Corporation	2,934,600
150,000		Noble Energy, Inc.	7,413,000
60,000	(1)	Plains Exploration and Production Company	2,640,600
100,000		XTO Energy, Inc.	4,577,000

		Total	21,718,200

		Total Energy	65,534,700

		Financials - 10.9%
		Asset Management - 1.3%
100,000		Ameriprise Financial, Inc.	4,573,000

		Commercial Banks - 1.6%
70,000	(2)	Commerce Bancorp, Inc.	2,331,700
80,000	(2)	TCF Financial Corporation	2,085,600
30,000		Wilmington Trust Corporation	1,321,500

		Total	5,738,800

		Diversified Financial Services - 2.3%
60,000	(2)	Midcap Standard & Poors Trust Series 1	8,212,200

		Investment Services - 0.3%
16,000	(2)	iShares S&P Smallcap 600	974,080

		Insurance - 3.5%
50,000		Arthur J Gallagher & Co.	1,340,000
70,000		W. R. Berkley Corporation	2,450,000
54,000		Radian Group Inc.	3,233,520
72,000	(1)	Wellpoint, Inc.	5,573,520

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares			Value
		Total	12,597,040

		Real Estate – 1.9%
80,000		Developers Diversified Realty Corporation	4,328,000
60,000		Weingarten Realty Investors	2,545,200

		Total	6,873,200

		Total Financials	38,968,320

		Healthcare – 10.0%
		Biotechnology – 2.1%
120,000	(1,2)	Gilead Sciences, Inc.	7,608,000

		Drug Manufacturer – 0.6%
18,000		Allergan, Inc.	2,062,080

		Healthcare Equipment & Supplies – 2.3%
100,000		DENTSPLY International, Inc.	3,258,000
90,000	(1,2)	Varian Medical Systems, Inc.	4,797,000

		Total	8,055,000

		Healthcare Providers & Services – 4.5%
50,000	(1,2)	Cephalon, Inc.	2,851,000
80,000	(1)	Community Health Systems, Inc.	3,100,800
100,000	(1)	Coventry Health Care, Inc.	5,424,000
60,000	(1)	Health Net, Inc.	2,508,600
50,000		Omnicare, Inc.	2,265,500

		Total	16,149,900

		Medical Laboratories & Research – 0.5%
50,000		Pharmaceutical Product Development, Inc.	1,906,000

		Total Healthcare	35,780,980

		Industrials – 4.1%
		Airlines – 1.5%
220,000	(2)	SkyWest, Inc.	5,317,400

		Heavy Construction – 1.0%
40,000	(1)	Jacobs Engineering Group Inc.	3,483,600

		Industrial Conglomerates – 0.5%
60,000		Pentair, Inc.	1,794,000

		Metal Fabrication – 1.1%
70,000		United States Steel Corporation	4,071,900

		Total Industrials	14,666,900

		Information Technology – 18.7%
		Communication Equipment – 0.7%
700,000	(1)	Sycamore Networks, Inc.	2,569,000

		Computers & Peripherals – 0.4%
50,000		National Instruments Corporation	1,388,000
		Diversified Electronics – 1.4%
90,000		Amphenol Corporation	5,172,300

		Electronic Equipment & Instruments – 2.2%
60,000	(1)	Gen-Probe Incorporated	2,916,600
50,000		Harris Corporation	2,196,000
100,000	(2)	Jabil Circuit, Inc.	2,683,000

		Total	7,795,600

		Internet Software & Services – 0.7%
50,000	(1,2)	F5 Networks, Inc.	2,504,500
		Information & Delivery Services – 0.8%
40,000	(1,2)	The Dun & Bradstreet Corporation	2,812,400

		Processing Systems & Products – 0.2%
200,000	(1,2)	Ciena Corporation	790,000

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares			Value
		Semiconductor Equipment & Products - 8.6%
300,000		Applied Materials, Inc.	5,070,000
126,000	(1,2)	Cypress Semiconductor Corporation	1,970,640
60,000		KLA-Tencor Corporation	2,634,600
200,000	(1)	Lam Research Corporation	8,546,000
100,000	(2)	Microchip Technology Incorporated	3,416,000
20,000	(1,2)	NVIDIA Corp.	582,200
260,000	(1,2)	RF Micro Devices, Inc.	1,721,200
70,000	(1,2)	Silicon Laboratories Inc.	2,468,900
110,000	(1)	MEMC Electronic Materials, Inc.	4,254,800

		Total	30,664,340

		Software - 3.7%
130,000	(1)	Cognizant Technology Solutions Corporation	9,088,300
70,000	(1,2)	DST Systems, Inc.	4,132,100

		Total	13,220,400

		Total Information Technology	66,916,540

		Materials - 15.2%
		Capital Goods - 1.4%
66,000		Graco Inc.	2,494,800
40,000		Precision Castparts Corp.	2,337,600

		Total	4,832,400

		Chemicals - 0.9%
90,000		Airgas, Inc.	3,223,800

		Construction Materials - 1.1%
110,000	(2)	Fastenal Company	4,034,800

		Metals & Mining - 6.0%
80,000		Arch Coal, Inc.	2,620,000
160,000		Newmont Mining Corporation	8,200,000
180,000		Peabody Energy Corporation	7,932,600
60,000	(1,2)	RTI International Metals, Inc.	2,602,200

		Total	21,354,800

		Oil & Gas Equipment - 5.8%
70,000	(1,2)	Atwood Oceanics, Inc.	3,010,000
110,000	(1)	FMC Technologies, Inc.	6,470,200
100,000	(1)	Newfield Exploration Company	4,324,000
60,000	(2)	Pioneer Natural Resources Company	2,502,600
130,000	(1,2)	Southwestern Energy Company	4,465,500

		Total	20,772,300

		Total Materials	54,218,100

		Services - 4.3%
		Apparel Stores - 1.6%
28,000		American Eagle Outfitters, Inc.	1,081,080
20,000		Abercrombie & Fitch Co.	1,290,600
80,000	(1,2)	Chico’s FAS, Inc.	1,475,200
16,000	(2)	Polo Ralph Lauren Corporation	943,840
40,000		Ross Stores, Inc.	979,600

		Total	5,770,320

		Home Furnishing Stores - 0.3%
30,000	(2)	Williams-Sonoma, Inc.	883,800

		Medical Equipment Wholesale - 0.9%
60,000	(1,2)	Henry Schein, Inc.	2,992,200

		Personal Serives - 0.3%
30,000	(1)	VCA Anatech, Inc.	1,062,600

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares			Value
		Restaurants – 0.4%
60,000	(1,2)	The Cheesecake Factory Incorporated	1,493,400
		Transportation Services – 0.8%
60,000		Ryder System, Inc.	2,965,200

		Total Services	15,167,520

		Utilities – 1.9%
		Gas Utilities – 1.9%
70,000	(2)	Equitable Resources, Inc.	2,580,200
50,000	(2)	Questar Corporation	4,327,000

		Total Utilities	6,907,200

		Total Common Stocks (identified cost $253,888,825)	$316,749,020

Mutual Fund – 21.2%
35,265,633		Bank of New York Institutional Cash Reserves Fund
		(held as collateral for securities lending)	35,265,633
20,244,075		Fidelity Institutional Money Market Fund	20,244,075
20,119,967		Lehman Brothers Institutional Prime Money Market Fund	20,119,967

		Total Mutual Funds (identified cost $75,629,675)	$75,629,675

Certificates of Deposit – 6.2%
3,012,059		Barclays Bank PLC Yankee, 5.350%, 01/03/2008 (held as collateral for securities lending)	3,012,059

2,017,760		BNP Paribas Yankee, 5.341%, 10/03/2007 (held as collateral for securities lending)	2,017,760

3,026,491		Calyon Yankee, 5.448%, 10/03/2007 (held as collateral for securities lending)	3,026,491

3,016,710		Deutsche Bank NY, 5.511%, 1/22/2008 (held as collateral for securities lending)	3,016,710

2,000,854		Dexia Bank Yankee, 5.282%, 1/25/2008 (held as collateral for securities lending)	2,000,854

2,493,733		Fortis Bank Yankee, 5.280%, 10/15/2007 (held as collateral for securities lending)	2,493,733

2,503,276		Societe Generale Yankee, 5.270%, 9/21/2007 (held as collateral for securities lending)	2,503,276

2,004,795		Suntrust Bank, 5.275%, 9/14/2007 (held as collateral for securities lending)	2,004,795

2,013,820		Washington Mutual Bank, 5.528%, 4/18/2008 (held as collateral for securities lending)	2,013,820

		Total Certificates of Deposit (identified cost $22,089,498)	22,089,498

		Total Investments – 116.1% (identified cost $351,607,998)	$414,468,193

		Other Assets and Liabilities – net – (16.1)%	(57,430,324)

		Total Net Assets – 100.0%	$357,037,869

(1)	Non-income producing security.

(2)	Certain shares are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$57,511,326	$57,355,131

Note: The categories of investments are shown as a percentage of total net assets as of August 31, 2006.

See accompanying notes to the schedules of investments regarding investment valuations.

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares			Value
Common Stocks - 98.3%
		Capital Goods - 2.6%
		Construction Services - 2.6%

160,000		Caterpillar Inc.	10,616,000

		Consumer Discretionary - 4.4%
		Hotels Restaurants & Leisure - 0.2%
30,000	(1)(2)	Starbucks Corporation	930,300
		Multiline Retail - 1.1%
20,000		Target Corporation	967,800
80,000		Wal-Mart Stores, Inc.	3,577,600

		Total	4,545,400

		Specialty Retail - 3.1%
80,000		Advance Auto Parts, Inc.	2,409,600
140,000		The Home Depot, Inc.	4,800,600
200,000	(2)	Lowe’s Companies, Inc.	5,412,000

		Total	12,622,200

		Total Consumer Discretionary	18,097,900

		Consumer Staples - 10.8%
		Beverages - 2.4%
150,000		PepsiCo, Inc.	9,792,000

		Food & Staples Retailing - 1.8%
140,000		CVS Corporation	4,697,000
90,000	(2)	SYSCO Corporation	2,825,100

		Total	7,522,100

		Household Products - 2.7%
180,000		The Procter & Gamble Company	11,142,000

		Tobacco - 3.9%
160,000		Altria Group, Inc.	13,364,800
48,000		UST Inc.	2,537,280

		Total	15,902,080

		Total Consumer Staples	44,358,180

		Energy - 23.1%
		Energy Equipment & Services - 12.5%
130,000	(2)	Baker Hughes Incorporated	9,253,400
260,000		BJ Services Company	8,920,600
140,000		Halliburton Company	4,566,800
20,000	(2)	Noble Corporation	1,307,800
20,000	(1)	Oceaneering International, Inc.	719,400
152,000		Smith International, Inc.	6,379,440
260,000		Schlumberger Limited	15,938,000
60,000	(1)(2)	Transocean Inc.	4,005,000

		Total	51,090,440

		Nuclear Energy - 1.0%
100,000	(2)	Cameco Corporation	4,095,000

		Oil & Gas - 9.6%
80,000		ConocoPhillips	5,074,400
80,000	(1)	FMC Technologies, Inc.	4,705,600
280,000		Exxon Mobil Corporation	18,947,600
70,000	(2)	Noble Energy, Inc.	3,459,400
160,000		XTO Energy Inc.	7,323,200

		Total	39,510,200

		Total Energy	94,695,640

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares			Value
		Financials - 5.0%
		Asset Management - 1.1%
100,000		Ameriprise Financial, Inc.	4,573,000

		Consumer Finance - 1.3%
100,000		American Express Company	5,254,000

		Financial Services & Banking - 0.5%
40,000		Bank of America Corporation	2,058,800

		Investment Services - 0.5%
30,000		Capital One Financial Corporation	2,193,000

		Insurance - 1.6%
100,000		American International Group, Inc.	6,382,000

		Total Financials	20,460,800

		Healthcare - 24.1%
		Biotechnology - 6.4%
100,000	(1)(2)	Amgen Inc.	6,803,000
90,000	(1)	Genzyme Corporation	5,960,700
210,000	(1)	Gilead Sciences, Inc.	13,314,000

		Total	26,077,700

		Healthcare Equipment & Supplies - 1.6%
26,000	(1)(2)	St. Jude Medical, Inc.	946,660
120,000	(2)	Medtronic, Inc.	5,628,000

		Total	6,574,660

		Healthcare Providers & Services - 7.1%
50,000		Caremark Rx, Inc.	2,897,000
120,000	(1)	Coventry Health Care, Inc.	6,508,800
60,000	(2)	Quest Diagnostics Incorporated	3,856,800
200,000		UnitedHealth Group Incorporated	10,390,000
70,000	(1)	Wellpoint Inc.	5,418,700

		Total	29,071,300

		Pharmaceuticals - 9.0%
100,000		Abbott Laboratories	4,870,000
32,000	(1)	Forest Laboratories, Inc.	1,599,360
292,000		Johnson & Johnson	18,880,720
300,000		Pfizer Inc.	8,268,000
70,000		Wyeth	3,409,000

		Total	37,027,080

		Total Healthcare	98,750,740

		Industrials - 7.1%
		Airfreight and Couriers - 1.2%
70,000		United Parcel Service Inc.	4,903,500

		Industrial Conglomerates - 5.9%
80,000		Emerson Electric Co.	6,572,000
300,000		General Electric Company	10,218,000
120,000		United Technologies Corporation	7,525,200

		Total	24,315,200

		Total Industrials	29,218,700

		Information Technology - 13.9%
		Communication Equipment - 4.5%
460,000	(1)	Cisco Systems, Inc.	10,115,400
120,000		Motorola, Inc.	2,805,600
150,000		QUALCOMM Incorporated	5,650,500

		Total	18,571,500

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares			Value
		Computers & Peripherals - 0.3%
40,000	(1)(2)	Network Appliance, Inc.	1,369,600

		Internet Software & Services - 1.8%
30,000	(1)	Citrix Systems, Inc.	921,300
400,000	(1)(2)	Oracle Corporation	6,264,000

		Total	7,185,300

		Semiconductor Equipment & Products - 6.2%
400,000	(2)	Applied Materials, Inc.	6,760,000
40,000	(1)(2)	Broadcom Corporation	1,175,600
200,000		Intel Corporation	3,914,000
108,000	(2)	KLA-Tencor Corporation	4,742,280
120,000	(1)	Lam Research Corporation	5,127,600
110,000	(2)	Texas Instruments Incorporated	3,584,900

		Total	25,304,380

		Software - 0.6%
32,000	(1)(2)	Cognizant Technology Solutions Corporation	2,237,120

		Telecommunications Services - 0.5%
60,000	(1)(2)	Comcast Corporation	2,094,000

		Total Information Technology	56,761,900

		Materials - 5.7%
		Capital Goods - 0.8%
40,000	(2)	Deere & Company	3,124,000

		Metals & Mining - 4.9%
220,000	(2)	Barrick Gold Corporation	7,365,600
200,000		Newmont Mining Corporation	10,250,000
50,000	(2)	Nucor Corporation	2,443,500

		Total	20,059,100

		Total Materials	23,183,100

		Utilities - 1.6%
		Electric Utilities - 1.6%

100,000		TXU Corp.	6,621,000

		Total Common Stocks (identified cost $304,079,556)	$402,763,960

Mutual Funds - 10.7%
36,881,349		Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	36,881,349
3,457,753		Fidelity Institutional Money Market Fund	3,457,753
3,413,539		Lehman Brothers Prime Money Fund	3,413,539

		Total Mutual Funds (identified cost $43,752,641)	$43,752,641

Certificates of Deposit - 3.6%
1,513,245		Calyon Yankee, 5.448%, 10/03/2007
		(held as collateral for securities lending)	1,513,245
3,016,710		Deutsche Bank AG Yankee, 5.511%, 1/22/2008
		(held as collateral for securities lending)	3,016,710
2,000,854		Dexia Bank Yankee, 5.282%, 1/25/2008
		(held as collateral for securities lending)	2,000,854
1,994,987		Fortis Bank Yankee, 5.280%, 10/15/2007
		(held as collateral for securities lending)	1,994,987
2,503,276		Societe Generale Yankee, 5.270%, 9/21/2007
		(held as collateral for securities lending)	2,503,276

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares		Value
2,004,795	Suntrust Bank, 5.275%, 9/14/2007
	(held as collateral for securities lending)	2,004,795
1,510,365	Washington Mutual Bank, 5.528%, 4/18/2008
	(held as collateral for securities lending)	1,510,365

	Total Certificates of Deposit (identified cost $14,544,232)	$14,544,232

	Total Investments - 112.5% (identified cost $362,376,429)	$461,060,833

	Other Assets and Liabilities - net - (12.5)%	(51,235,669)

	Total Net Assets - 100.0%	$409,825,164

(1)	Non-income producing security.

(2)	Certain shares are temporarily on loan to unaffiliated broker/ dealers. As of August 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$50,259,056	$51,425,581

Note: The categories of investments are shown as a percentage of total net assets as of August 31, 2006.

See accompanying notes to the schedules of investments regarding investment valuations.

Regions Morgan Keegan Select Core Equity Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares			Value
Common Stocks - 97.1%
		Consumer Discretionary - 1.7%
		Retail - 1.7%
12,000	(1)	GameStop Corp.	524,160
20,000		J. C. Penney Company, Inc.	1,260,800
		Total	1,784,960

		Total Consumer Discretionary	1,784,960

		Consumer Staples - 9.0%
		Beverages - 2.2%
45,000		Anheuser-Busch Companies, Inc.	2,222,100
		Food Products - 2.8%
70,000		Archer-Daniels-Midland Co.	2,881,900
		Tobacco - 4.0%
50,000		Altria Group, Inc.	4,176,500

		Total Consumer Staples	9,280,500

		Energy - 10.4%
		Energy Equipment & Services - 10.4%
30,000		Schlumberger Limited	1,839,000
40,000		Sunoco, Inc.	2,876,400
40,000	(1)	Weatherford International Ltd.	1,720,000
75,000		Valero Energy Corporation	4,305,000

		Total Energy	10,740,400

		Financial - 21.7%
		Financial Services & Banking - 15.2%
80,000		Bank of America Corporation	4,117,600
50,000		Countrywide Financial Corporation	1,690,000
60,000		JPMorgan Chase & Co.	2,739,600
100,000		KeyCorp	3,679,000
36,600		Mellon Financial Corporation	1,362,618
60,400		Wells Fargo & Company	2,098,900

		Total	15,687,718

		Insurance - 3.3%
30,000		Loews Corporation	1,154,400
40,000		MetLife, Inc.	2,201,200

		Total	3,355,600

		Investment Services - 3.2%
45,000	(1)	E*TRADE Financial Corporation	1,061,550
15,000		The Goldman Sachs Group, Inc.	2,229,750
		Total	3,291,300

		Total Financial	22,334,618

		Healthcare - 6.8%
		Biotechnology - 3.1%
50,000	(1)	Gilead Sciences, Inc.	3,170,000
		Healthcare Providers - 0.4%
12,000		Aetna Inc.	447,240
		Medical Labs & Testing Services - 3.3%
16,000		Quest Diagnostics Incorporated	1,028,480
34,000	(1)	Laboratory Corporation of America Holdings	2,326,280
		Total	3,354,760

		Total Healthcare	6,972,000

		Industrials - 7.8%
		Aerospace & Defense - 1.2%
25,000		Raytheon Company	1,180,250
		Construction & Engineering - 0.5%
25,000		D.R. Horton, Inc.	548,250
		Industrial Conglomerates - 2.2%
20,000		General Electric Company	681,200
25,000		United Technologies Corporation	1,567,750

		Total	2,248,950

		Machinery - 3.9%
15,000		Cummins, Inc.	1,722,300
25,000		Caterpillar Inc.	1,658,750
15,000		Joy Global Inc.	653,100
		Total	4,034,150

Regions Morgan Keegan Select Core Equity Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares			Value
		Total Industrials	8,011,600

		Information Technology - 7.5%
		Communication Equipment - 2.4%
25,000	(1)	Corning Incorporated	556,000
25,000		QUALCOMM Incorporated	941,750
100,000	(1)	Tellabs, Inc.	1,019,000

		Total	2,516,750

		Computers & Peripherals - 0.8%
15,000	(1)	Network Appliance, Inc.	513,600
50,000	(1)	Sun Microsystems, Inc.	249,500

		Total	763,100

		Semiconductor Equipment & Products - 4.3%
17,000	(1)	Freescale Semiconductor, Inc.	525,470
60,000		Intel Corporation	1,174,200
25,000	(1)	Micron Technology, Inc.	432,000
40,000	(1)	NVIDIA Corporation	1,164,400
50,000		Xilinx, Inc.	1,143,500
		Total	4,439,570

		Total Information Technology	7,719,420

		Materials - 15.8%
		Metals & Mining - 4.5%
20,000		Newmont Mining Corporation	1,025,000
20,000		Peabody Energy Corporation	881,400
30,000		Phelps Dodge Corporation	2,685,000

		Total	4,591,400

		Oil & Gas - 11.3%
70,000		ConocoPhillips	4,440,100
25,000		Exxon Mobil Corporation	1,691,750
15,000		Marathon Oil Corporation	1,252,500
15,000		Occidental Petroleum Corporation	764,850
45,000		Suncor Energy Inc.	3,491,100
		Total	11,640,300

		Total Materials	16,231,700

		Transportation - 3.5%
		Railroads - 3.5%
40,000		Burlington Northern Santa Fe Corporation	2,678,000
32,000		CSX Corporation	967,040
		Total	3,645,040

		Total Transportation	3,645,040

		Utilities - 12.9%
		Electric Utilities - 12.9%
56,000	(1)	The AES Corporation	1,189,440
59,000	(1)	Allegheny Energy, Inc.	2,462,660
140,000		CenterPoint Energy, Inc.	2,023,000
35,000		Duke Energy Corporation	1,050,000
20,000	(1)	Mirant Corporation	579,400
40,000		PPL Corporation	1,398,800
70,000		TXU Corp.	4,634,700
		Total	13,338,000

		Total Utilities	13,338,000

		Total Common Stocks (identified cost $75,901,472)	100,058,238

Preferred Stocks - 0.8%
		Financial - 0.8%
30,000		Harris Preferred Capital, Series A, 7.375%	760,800
		Total Financial	760,800

		Total Preferred Stocks (identified cost $750,000)	760,800

Mutual Funds - 4.2%
2,192,804		Fidelity Institutional Money Market Fund	2,192,804
2,169,962		Lehman Brothers Prime Money Fund	2,169,962

		Total Mutual Funds (identified cost $4,362,766)	4,362,766

		Total Investments - 102.1% (identified cost $81,014,238)	105,181,804

		Other Assets and Liabilities - net -(2.1)%	(2,111,216)

		Total Net Assets - 100.0%	103,070,588

(1)	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets as of August 31, 2006.

See accompanying notes to schedules of investments regarding investment valuations.

Regions Morgan Keegan Select Mid Cap Value Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares			Value
Common Stocks - 98.9%
		Basic Materials - 3.3%
		Oil & Gas Equipment & Services - 1.5%
19,600	(1,2)	Universal Compression Holdings, Inc.	1,066,828
		Specialty Chemicals - 1.8%
49,800		Compass Minerals International, Inc.	1,331,154

		Total Basic Materials	2,397,982

		Consumer Discretionary - 15.8%
		Hotels, Restaurants & Leisure -5.9%
42,664		Harrah’s Entertainment, Inc.	2,660,527
42,900	(2)	Royal Caribbean Cruises Ltd.	1,564,992

		Total	4,225,519

		Household Durables - 3.2%
31,300		The Black & Decker Corporation	2,304,932

		Media - 6.7%
19,000		Omnicom Group, Inc.	1,660,980
103,000		Tribune Company	3,214,630

		Total	4,875,610

		Total Consumer Discretionary	11,406,061

		Consumer Staples - 8.3%
		Drug Stores - 3.1%
66,000		CVS Corporation	2,214,300

		Food Products - 5.2%
44,500		H. J. Heinz Company	1,861,880
39,800		The J.M. Smucker Company	1,935,474

		Total	3,797,354

		Total Consumer Staples	6,011,654

		Financials - 29.1%
		Asset Management - 2.1%
16,600	(1,2)	Affiliated Managers Group, Inc.	1,535,998

		Banks - 3.1%
48,000		Marshall & Ilsley Corporation	2,238,240

		Commercial Services - 2.5%
57,100		Equifax Inc.	1,815,209

		Insurance - 13.4%
78,000		Assured Guaranty Ltd.	2,086,500
54,000		Aon Corporation	1,866,780
9,200	(1,2)	Markel Corporation	3,342,635
39,500	(2)	MBIA Inc.	2,434,385

		Total	9,730,300

		Investment Services - 8.0%
65,400		Janus Capital Group Inc.	1,162,812
25,600		Legg Mason, Inc.	2,336,256
51,800		T. Rowe Price Group, Inc.	2,282,308

		Total	5,781,376

		Total Financials	21,101,123

		Healthcare - 10.8%
		Healthcare Equipment & Supplies - 5.9%
33,500	(2)	The Cooper Companies, Inc.	1,674,330
94,000		IMS Health Incorporated	2,565,260

		Total	4,239,590

		Healthcare Providers & Services - 2.5%

Regions Morgan Keegan Select Mid Cap Value Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares			Value
49,600	(1,2)	Lincare Holdings Inc.	1,836,688

		Pharmaceuticals - 2.4%
38,100		Omnicare, Inc.	1,726,311

		Total Healthcare	7,802,589

		Industrials - 13.5%
		Commercial Services & Supplies - 13.5%
51,200		The Brink’s Company	2,916,864
32,700	(1,2)	The Dun & Bradstreet Corporation	2,299,137
58,600		Republic Services, Inc.	2,272,508
158,500	(2)	Steelcase Inc.	2,298,250

		Total Industrials	9,786,759

		Information Technology - 10.3%
		Internet Software & Services - 3.3%
109,700		Sabre Holdings Corporation	2,404,624
		IT Consulting & Services - 2.5%
61,700	(2)	Accenture Ltd	1,830,022
		Software - 2.1%
78,500		Jack Henry & Associates, Inc.	1,504,060
		Telecommunication Services - 2.4%
47,800		Commonwealth Telephone Enterprises, Inc.	1,685,428

		Total Information Technology	7,424,134

		Services - 7.8%
		Business Services - 2.2%
49,100		ARAMARK Corporation	1,609,989
		Industrial Equipment Wholesale - 3.1%
61,900		Airgas, Inc.	2,217,258
		Staffing & Outsourcing Services - 2.5%
30,300		Manpower Inc.	1,791,033

		Total Services	5,618,280

		Total Common Stocks (identified cost $59,306,847)	$71,548,582

Mutual Funds - 18.2%
12,304,454		Bank of New York Institutional Cash Reserves Fund (held as
		collateral for securities lending)	12,304,454
440,290		Fidelity Institutional Money Market Fund	440,290
428,618		Lehman Brothers Institutional Prime Money Market Fund	428,618

		Total Mutual Funds (identified cost $13,173,362)	$13,173,362

		Total Investments - 117.1% (identified cost $72,480,209)	$84,721,944

		Other Assets and Liabilities - net - (17.1)%	(12,340,145)

		Total Net Assets - 100.0%	$72,381,799

(1)	Non-income producing security.

(2)	Certain shares are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2006, securities subject to this type or arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
12,193,518	$12,304,454

Note: The categories of investments are shown as a percentage of total net assets as of August 31, 2006.

See accompanying notes to schedules of investments regarding investment valuations.

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares			Value
Common Stocks - 88.3%
		Basic Materials - 2.0%
		Gold - 1.0%
50,000		Newmont Mining Corporation	2,562,500

		Steel & Iron - 1.0%
50,000		Nucor Corporation	2,443,500

		Total Basic Materials	5,006,000

		Consumer Goods - 3.8%
		Auto Manufacturers - 1.3%
30,000		Toyota Motor Corp.	3,250,200

		Food - Major Diversified - 2.5%
150,000		Archer-Daniels-Midland Company	6,175,500

		Total Consumer Goods	9,425,700

		Consumer Staples - 4.0%
		Tobacco - 4.0%
120,000		Altria Group, Inc.	10,023,600

		Energy - 9.3%
		Oil & Gas - 9.3%
50,000		Chevron Corporation	3,220,000
150,000		ConocoPhillips	9,514,500
65,000		Exxon Mobil Corporation	4,398,550
100,000		Valero Energy Corporation	5,740,000

		Total Energy	22,873,050

		Financials - 16.2%
		Asset Management - 2.2%
100,000		Principal Financial Group, Inc.	5,324,000

		Banks - 8.7%
151,000		Bank of America Corporation	7,771,970
110,000		Citigroup Inc.	5,428,500
100,000		U.S. Bancorp	3,207,000
150,000		Wells Fargo & Company	5,212,500

		Total	21,619,970

		Investment Services - 5.3%
45,000		The Goldman Sachs Group, Inc.	6,689,250
100,000		Lehman Brothers Holdings Inc.	6,381,000

		Total	13,070,250

		Total Financials	40,014,220

		Healthcare - 1.2%
		Healthcare Plans - 1.2%
50,000	(1)	Humana Inc.	3,046,500

		Insurance - 7.3%
		Life Insurance - 0.6%
20,000		Prudential Financial, Inc.	1,468,200

		Property & Casualty Insurance - 6.7%
75,000		ACE Limited	4,039,500
35,000		American International Group, Inc.	2,233,700
90,000		The Chubb Corporation	4,514,400
150,000		Loews Corporation	5,772,000
		Total	16,559,600

		Total Insurance	18,027,800

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares			Value
		Industrials - 2.0%
		Conglomerates - 0.9%
25,000		Fluor Corporation	2,160,500

		Machinery - 1.1%
40,000		Caterpillar Inc.	2,654,000

		Total Industrials	4,814,500

		Information Technology - 10.5%
		Communication Equipment - 0.8%
50,000		QUALCOMM Inc.	1,883,500
		Semiconductor Equipment & Products - 4.7%
265,000		Applied Materials, Inc.	4,478,500
125,000	(1)	Freescale Semiconductor, Inc.	3,863,750
140,000		National Semiconductor Corporation	3,400,600

		Total	11,742,850

		Telecommunication Services - 5.0%
65,000		BellSouth Corporation	2,646,800
85,000		AT&T Inc.	2,646,050
200,000		Verizon Communications Inc.	7,036,000

		Total	12,328,850

		Total Information Technology	25,955,200

		Materials - 22.4%
		Construction Materials - 1.6%
50,000		Vulcan Materials Company	3,930,500

		Independent Oil & Gas - 4.3%
50,000		EnCana Corporation	2,637,000
50,000		Hess Corporation	2,289,000
75,000		Suncor Energy Inc.	5,818,500

		Total	10,744,500

		Metals & Mining - 3.8%
140,000		Peabody Energy Corporation	6,169,800
35,000		Phelps Dodge Corporation	3,132,500

		Total	9,302,300

		Oil & Gas Drilling & Exploration - 6.2%
35,000		Diamond Offshore Drilling, Inc.	2,536,800
60,000		Halliburton Company	1,957,200
90,000		Schlumberger Limited	5,517,000
80,000	(1)	Transocean Inc.	5,340,000

		Total	15,351,000

		Oil & Gas Refining & Marketing - 3.6%
50,000		Marathon Oil Corporation	4,175,000
40,000		Sunoco, Inc.	2,876,400
30,000		Tesoro Corporation	1,938,300

		Total	8,989,700

		Specialty Chemical - 2.9%
150,000		Monsanto Company	7,116,000

		Total Materials	55,434,000

		Services - 1.5%
		Railroads - 1.5%
55,000		Burlington Northern Santa Fe Corporation	3,682,250

		Utilities - 8.1%
		Electric Utilities - 8.1%
150,000	(1)	The AES Corporation	3,186,000
75,000	(1)	Allegheny Energy, Inc.	3,130,500
100,000		Duke Energy Corporation	3,000,000

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares		Value
75,000	PPL Corporation	2,622,750
100,000	TXU Corp.	6,621,000
75,000	Xcel Energy Inc.	1,560,000

	Total Utilities	20,120,250

	Total Common Stocks (identified cost $175,750,298)	$218,423,070

Investment Companies - 4.9%
55,000	iShares Lehman Aggregate Bond	5,475,250
75,000	iShares Lehman 20+ Year Treas Bond	6,606,000

	Total Investment Companies (identified cost $11,786,406)	$12,081,250

Mutual Funds - 6.7%
8,304,919	Fidelity Institutional Money Market Fund	8,304,919
8,226,552	Lehman Brothers Institutional Prime Money Market Fund	8,226,552

	Total Mutual Funds (identified cost $16,531,471)	$16,531,471

	Total Investments - 99.9% (identified cost $204,068,175)	$247,035,791

	Other Assets and Liabilities - net - 0.1%	236,595

	Total Net Assets - 100.0%	$247,272,386

(1)	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets as of August 31, 2006.

See accompanying notes to schedules of investments regarding investment valuations.

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares			Value
Common Stocks - 68.3%
		Consumer Discretionary - 2.9%
		Auto Components - 0.2%
20,000	(1)(2)	The Goodyear Tire & Rubber Company	272,000

		Food & Drug Retail - 0.7%
36,000		CVS Corporation	1,207,800

		Specialty Retail - 2.0%
24,000		The Home Depot, Inc.	822,960
100,000		Lowe’s Companies, Inc.	2,706,000

		Total	3,528,960

		Total Consumer Discretionary	5,008,760

		Consumer Staples - 6.8%
		Beverages - 1.9%
15,000		Anheuser-Busch Companies, Inc.	740,700
40,000		PepsiCo, Inc.	2,611,200

		Total	3,351,900

		Household Products - 0.9%
24,000		The Proctor & Gamble Company	1,485,600

		Tobacco - 4.0%
44,000		Altria Group, Inc.	3,675,320
64,000	(2)	UST Inc.	3,383,040

		Total	7,058,360

		Total Consumer Staples	11,895,860

		Energy - 16.1%
		Energy Equipment & Services - 4.9%
48,000		B.J. Services Company	1,646,880
50,000	(2)	Smith International, Inc.	2,098,500
80,000		Schlumberger Limited	4,904,000

		Total	8,649,380

		Oil & Gas - 11.2%
52,000		ConocoPhillips	3,298,360
42,000		Devon Energy Corporation	2,624,580
80,000		Exxon Mobil Corporation	5,413,600
32,000		Halliburton Company	1,043,840
32,000		Occidental Petroleum Corporation	1,631,680
56,000	(1)	Oceaneering International, Inc.	2,014,320
32,000		Sunoco, Inc.	2,301,120
28,000		XTO Energy Inc.	1,281,560

		Total	19,609,060

		Total Energy	28,258,440

		Financials - 9.3%
		Asset Management - 0.4%
16,000		Ameriprise Financial, Inc.	731,680

		Commercial Banks - 3.2%
48,000		Bank of America Corporation	2,470,560
20,000		Wachovia Corporation	1,092,600
58,000		Wells Fargo & Company	2,015,500

		Total	5,578,660

		Consumer Finance - 0.9%
31,000		American Express Company	1,628,740

		Diversified Financial Services - 1.4%
50,000		Citigroup, Inc.	2,467,500

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares			Value
		Investment Services - 1.0%
28,000		Lehman Brothers Holdings Inc.	1,786,680

		Insurance - 2.1%
38,000	(2)	Aflac Incorporated	1,712,660
32,000		American International Group, Inc.	2,042,240

		Total	3,754,900

		Real Estate - 0.3%
14,000		Weingarten Realty	593,880

		Total Financials	16,542,040
		Healthcare - 9.2%
		Biotechnology - 2.9%
18,000	(1)	Amgen, Inc.	1,224,540
8,000	(1)(2)	Biogen IDEC Inc.	353,600
4,000	(1)(2)	Genentech, Inc.	330,080
20,000	(1)	Genzyme Corporation	1,324,600
30,000	(1)	Gilead Sciences, Inc.	1,902,000

		Total	5,134,820

		Healthcare Equipment & Supplies - 0.9%
34,000		Medtronic, Inc.	1,594,600

		Healthcare Providers & Services - 2.2%
24,000	(1)	Coventry Health Care, Inc.	1,301,760
20,000		Quest Diagnostics Incorporated	1,285,600
10,000		UnitedHealth Group Incorporated	519,500
10,000	(1)	WellPoint, Inc.	774,100

		Total	3,880,960

		Pharmaceuticals - 3.2%
30,000		Abbott Laboratories	1,461,000
20,000		Eli Lilly & Company	1,118,600
47,000		Johnson & Johnson	3,039,020

		Total	5,618,620

		Total Healthcare	16,229,000

		Industrials - 3.9%
		Airlines - 0.6%
40,000	(2)	Skywest, Inc.	966,800

		Industrial Conglomerates - 2.2%
70,000		General Electric Company	2,384,200
24,000		United Technologies Corporation	1,505,040

		Total	3,889,240

		Machinery - 1.1%
28,000		Caterpillar, Inc.	1,857,800

		Total Industrials	6,713,840

		Information Technology - 6.9%
		Communications Equipment - 2.2%
70,000	(1)	Cisco Systems, Inc.	1,539,300
40,000		Motorola, Inc.	935,200
36,000		QUALCOMM Incorporated	1,356,120

		Total	3,830,620

		Computers & Peripherals - 0.5%
26,000		Hewlett-Packard Company	950,560

		Electronic Equipment & Instruments - 0.5%
30,000		Jabil Circuit, Inc.	804,900

		Semiconductor Equipment & Products - 3.7%

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares			Value
120,000		Applied Materials, Inc.	2,028,000
28,000	(1)(2)	Broadcom	822,920
40,000		Intel Corporation	782,800
20,000		KLA-Tencor Corporation	878,200
30,000	(1)	Lam Research Corporation	1,281,900
20,000	(2)	Texas Instruments Incorporated	651,800

		Total	6,445,620

		Total Information Technology	12,031,700

		Materials - 9.8%
		Capital Goods - 2.0%
24,000		Deere & Company	1,874,400
16,000	(1)(2)	Lone Star Technologies, Inc.	725,280
12,000		Vulcan Materials Company	943,320

		Total	3,543,000

		Metals & Mining - 7.8%
44,000	(2)	Agnico-Eagle Mines Limited	1,661,000
24,000		Arch Coal, Inc.	786,000
100,000		Barrick Gold Corporation	3,348,000
12,000	(1)(2)	iShares Silver Trust	1,549,320
70,000		Newmont Mining Corporation	3,587,500
18,000		Phelps Dodge Corporation	1,611,000
20,000		United States Steel Corporation	1,163,400

		Total	13,706,220

		Total Materials	17,249,220

		Services - 0.9%
		Commercial Services - 0.6%
20,000		Ryder System, Inc.	988,400

		Restaurants - 0.3%
14,000	(1)(2)	Starbucks Corporation	434,140

		Total Services	1,422,540

		Telecommunication Services - 1.1%
		Wireless Telecommunication Services - 1.1%
180,000	(1)(2)	Ciena Corporation	711,000
24,000	(1)	Corning Incorporated	533,760
200,000	(1)	Sycamore Networks	734,000

		Total	1,978,760

		Total Telecommunication Services	1,978,760

		Utilities - 1.4%
		Electric Utilities - 1.4%
14,000	(2)	FPL Group	622,300
28,000		TXU Corp.	1,853,880

		Total	2,476,180

		Total Utilities	2,476,180

		Total Common Stocks (identified cost $85,561,515)	$119,806,340

Principal Amount			Value
Corporate Bonds - 10.5%
		Consumer Staples - 0.6%
		Personal Products - 0.6%
1,000,000		The Proctor & Gamble Company, 4.750%, 6/15/2007	995,771

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares			Value
		Energy - 0.3%
		Oil & Gas - 0.3%
500,000	(2)	ConocoPhillips, 4.750%, 8/15/2007	486,481

		Financials - 4.0%
		Diversified Financial Services - 2.3%
1,000,000		Bank of America Corp., 6.375%, 2/15/2008	1,014,307
1,000,000		Caterpillar Financial Services, 3.700%, 8/15/2008	970,343
1,000,000		International Lease Finance, 5.320%, 12/9/2007	997,592
1,000,000		John Deere Capital Corp., 4.875%, 3/16/2009	991,628

		Total Diversified Financial Services	3,973,870

		Insurance - 0.9%
1,500,000		Allstate Corp., 5.375%, 12/01/2006	1,499,040

		Investment Services - 0.8%
500,000	(2)	Goldman Sachs Group, Inc., 4.125%, 1/15/2008	492,753
1,000,000		Merrill Lynch, 3.375%, 9/14/2007	980,490

		Total Investment Services	1,473,243

		Total Financials	6,946,153

		Healthcare - 1.1%
		Pharmaceuticals - 1.1%
1,000,000		Abbott Laboratories, Note, 3.500%, 2/17/2009	962,181
1,000,000		Pfizer Inc., Note, 2.500%, 3/15/2007	985,127

		Total Healthcare	1,947,308

		Industrials - 0.3%
		Industrial Conglomerates - 0.3%
500,000		United Technologies Corp., 4.875%, 11/1/2006	499,384

		Information Technology - 1.7%
		Computers & Peripherals - 1.7%
1,500,000		Hewlett-Packard Co., 5.500%, 7/1/2007	1,500,585
1,500,000		International Business Machines Corp., 4.875%, 10/1/2006	1,499,389

		Total Information Technology	2,999,974

		Materials - 0.8%
		Chemicals - 0.5%
1,000,000		E.I. DuPont De Nemours, 3.375%, 11/15/2007	974,700
		Metals & Mining - 0.3%
500,000		Alcoa, Inc., 4.250%, 8/15/2007	492,802

		Total Materials	1,467,502

		Services - 0.3%
		Retail - 0.3%
500,000	(2)	Wal-Mart Stores, Inc., 4.375%, 7/12/2007	496,159

		Telecommunication Services - 0.8%
		Diversified Telecommunication Services - 0.8%
1,000,000		Ameritech Capital, 6.150%, 1/15/2008	1,005,676
500,000		Verizon Global Funding Corp., 4.000%, 1/15/2008	491,057

		Total Telecommunication Services	1,496,733

		Utilities - 0.6%
		Electric Utilities - 0.6%
1,000,000		Duke Energy, 4.200%, 10/1/2008	975,642

		Total Corporate Bonds (identified cost $18,471,794)	$18,311,107

Government Agencies - 6.3%
		Federal Home Loan Bank - 2.9% (3)

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares			Value
2,000,000		4.875%, 11/15/2006	1,997,674
1,000,000		6.210%, 6/2/2009	1,029,238
2,000,000		6.500%, 11/15/2006	2,004,176

		Total	5,031,088

		Federal National Mortgage Association - 3.4% (3)
2,000,000	(2)	4.250%, 5/15/2009	1,961,678
2,000,000		5.250%, 4/15/2007	1,998,654
1,000,000		6.000%, 5/15/2008	1,014,078
1,000,000	(2)	6.625%, 10/15/2007	1,014,873

		Total	5,989,283

		Total Government Agencies (identified cost $11,030,471)	$11,020,371

Mortgage Backed Securities - 3.7%
		Government National Mortgage Association - 3.7%
2,000,000		5.000%, 2/15/2018	885,993
2,000,000		5.000%, 2/15/2018	915,888
2,000,000		5.000%, 3/15/2018	923,574
2,000,000		5.000%, 5/15/2018	1,048,518
2,035,000		5.000%, 6/15/2019	1,424,909
2,000,000		5.000%, 8/15/2019	1,363,087

		Total Mortgage Backed Securities (identified cost $6,854,974)	$6,561,969

U.S. Treasury - 7.6%
		U.S. Treasury Notes - 7.6%
2,000,000	(2)	3.125%, 5/15/2007	1,973,204
1,500,000	(2)	3.250%, 1/15/2009	1,450,547
2,000,000	(2)	4.000%, 6/15/2009	1,963,438
2,000,000	(2)	4.250%, 10/31/2007	1,984,062
2,000,000	(2)	4.625%, 3/31/2008	1,992,734
2,000,000	(2)	4.875%, 8/15/2016	2,022,656
2,000,000	(2)	6.500%, 10/15/2006	2,002,656

		Total U.S. Treasury (identified cost $13,518,372)	$13,389,297

Mutual Funds - 10.7%
12,630,599		Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	12,630,599
3,104,980		Fidelity Institutional Money Market Fund	3,104,980
3,063,730		Lehman Brothers Institutional Prime Money Market Fund	3,063,730

		Total Mutual Funds (identified cost $18,799,309)	$18,799,309

Certificates of Deposit - 5.2%
1,004,020		Barclays Bank PLC Yankee, 5.350%, 1/03/2008 (held as collateral for securities lending)	1,004,020
1,008,880		BNP Paribas Yankee, 5.448%, 10/03/2007 (held as collateral for securities lending)	1,008,880
1,008,830		Calyon Yankee, 5.448%, 10/03/2007 (held as collateral for securities lending)	1,008,830
1,005,570		Deutsche Bank NY, 5.511%, 1/22/2008 (held as collateral for securities lending)	1,005,570
1,000,427		Dexia Bank Yankee, 5.282%, 1/25/2008 (held as collateral for securities lending)	1,000,427

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Shares		Value
997,493	Fortis Bank Yankee, 5.280%, 10/15/2007 (held as collateral for securities lending)	997,493
1,001,644	Natexis Banques Populair Yankee, 5.341%, 5/22/2008 (held as collateral for securities lending)	1,001,644
1,001,310	Societe Generale Yankee, 5.270%, 9/21/2007 (held as collateral for securities lending)	1,001,310
1,002,398	Suntrust Bank, 5.275%, 9/14/2007 (held as collateral for securities lending)	1,002,398

	Total Certificates of Deposit (identified cost $9,030,572)	$9,030,572

	Total Investments - 112.3% (identified cost $163,267,007)	$196,918,965

	Other Assets and Liabilities - net - (12.3%)	(21,006,188)

	Total Net Assets - ` 100.0%	$175,912,777

(1)	Non-income producing security.

(2)	Certain shares are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$27,541,116	$21,661,171

(3)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

Note: The categories of investments are shown as a percentage of total net assets as of August 31, 2006.

See accompanying notes to schedules of investments regarding investment valuations.

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Principal Amount			Value
Corporate Bonds - 27.1%
		Personal Products - 1.0%
3,000,000		Avon Products, 6.550%, 8/1/2007	3,014,586
		Oil & Gas - 0.8%
2,000,000		Atlantic Richfield Co., 5.900%, 4/15/2009	2,037,010
		Commercial Banks - 4.7%
3,000,000		Bank of America, 7.800%, 2/15/2010	3,233,835
5,000,000		J.P. Morgan Chase & Co., 6.500%, 1/15/2009	5,118,200
2,000,000		J.P. Morgan Chase & Co., 7.000%, 11/15/2009	2,094,244
1,500,000		Northern Trust Co., 7.100%, 8/1/2009	1,568,607
1,000,000		Wachovia Corp., 6.375%, 2/1/2009	1,021,735

		Total	13,036,621

		Consumer Finance - 1.8%
5,000,000		American General Finance, 4.625%, 9/1/2010	4,866,220
		Diversified Financial Services - 6.3%
4,000,000	(1)	General Electric Capital Corp., 5.375%, 3/15/2007	4,000,764
2,000,000	(1)	Residential Capital Corp., 6.875%, 6/29/2007	2,010,242
6,400,000		Residential Capital Corp., 6.693%, 11/21/2008	6,465,907
3,000,000		Residential Capital Corp., 6.000%, 2/22/2011	2,983,728
2,000,000		Residential Capital Corp., 6.500%, 4/17/2013	2,017,690

		Total	17,478,331

		Investment Services - 3.3%
6,000,000		Goldman Sachs Group, Inc., 5.500%, 11/15/2014	5,954,166
3,000,000		Lehman Brothers Holdings, Inc., 8.250%, 6/15/2007	3,065,022

		Total	9,019,188

		Pharmaceuticals - 2.1%
6,000,000	(1)	Teva Pharmaceutical Finance LLC, 5.550%, 2/1/2016	5,828,256
		Conglomerates - 1.2%
3,000,000		Honeywell International, 7.500%, 3/1/2010	3,211,491
		Construction & Engineering - 1.6%
5,000,000	(1)	D.R. Horton, Inc., 5.250%, 2/15/2015	4,541,065
		Electrical Equipment - 1.8%
5,000,000		Emerson Electric Co., 5.850%, 3/15/2009	5,078,970
		Special Purpose Entity - 2.1%
6,000,000		Preferred Term SECS XX-3, Zero Coupon Bond, 3/22/2038 (3)	5,880,000
		Diversified Telecommunication Services - 0.4%
1,000,000		Bellsouth Capital Funding, 7.750%, 2/15/2010	1,068,726
		Total Corporate Bonds (identified cost $75,347,325)	$75,060,464

Government Agencies - 25.8%
		Federal Farm Credit Bank - 0.4%
1,000,000		4.150%, 4/7/2011	960,710
		Federal Home Loan Bank - 2.9%
800,000		4.000%, 3/30/2012	759,562
5,000,000		5.800%, 3/30/2009	5,068,730
1,000,000		7.325%, 5/30/2007	1,014,301
1,000,000		7.375%, 2/12/2010	1,071,744

		Total	7,914,337

		Federal Home Loan Mortgage Corporation - 13.7% (2)
8,000,000	(1)	4.375%, 7/30/2009	7,857,544
7,000,000		5.000%, 6/15/2033	7,000,000
10,000,000		5.250%, 11/05/2012	9,847,240

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Principal Amount			Value
2,000,000	(1)	5.750%, 3/15/2009	2,033,836
4,000,000		5.750%, 4/15/2008	4,040,336
4,000,000	(1)	6.625%, 9/15/2009	4,176,468
2,000,000		7.100%, 4/10/2007	2,020,470
1,000,000		7.490%, 4/16/2012	1,012,038

		Total	37,987,932

		Federal National Mortgage Association - 8.8% (2)
		1.426%, 7/25/2019 interest-only strips	213,795
3,585,576		5.000%, 1/1/2020	3,516,589
2,700,000		5.000%, 3/25/2024	2,582,231
7,000,000		5.000%, 7/25/2033	6,659,002
5,000,000		5.625%, 2/28/2012	4,987,095
4,000,000	(1)	6.000%, 5/15/2008	4,056,312
2,570,269		6.000%, 10/25/2035	2,443,365

		Total	24,458,389

		Total Government Agencies (identified cost $71,965,644)	$71,321,368

Asset Backed Securities - 6.4%
		Collateralized Debt Obligations - 1.8%
5,000,000		Tropic CDO Corp 2006-5A A3L, 6.656%, 7/15/2036	5,000,000
		Home Equity Loans - 4.6%
2,630,000		American Home Mortgage 2005-1 3M3, 6.824%, 11/25/2035	2,567,748
1,737,000		American Home Mortgage 2005-1 3M4, 7.574%, 11/25/2035	1,669,691
2,000,000		FBR Securitization Trust 2005-2 M10, 7.574%, 9/25/2035	1,705,000
4,172,000		Soundview Home Equity 2005-B M9, 7.054%, 5/25/2035	4,097,029
2,846,000		Soundview Home Equity 2005-CTX1 M10, 7.824%, 11/25/2035	2,597,858

		Total	12,637,326

		Total Asset Backed Securities (identified cost $17,578,295)	$17,637,326

Mortgage Backed Securities - 28.3%
		Government National Mortgage Association - 7.6%
3,090,715		5.000%, 11/15/2018	3,045,436
2,078,124		5.000%, 1/15/2019	2,046,454
7,465,891		5.000%, 6/15/2019	7,352,111
1,912,786		5.500%, 10/15/2017	1,913,647
1,334,994		5.500%, 2/15/2018	1,335,381
1,467,323		5.500%, 2/15/2018	1,467,749
2,090,387		5.500%, 9/15/2019	2,090,262
1,856,772		5.500%, 11/15/2019	1,856,662

		Total	21,107,702

		Collateralized Mortgage Obligations - 20.7%
7,000,000		Countrywide Alternative Loan Trust 2005-6CB, 5.500%, 4/25/2035	6,788,649
2,454,951		Downey Savings & Loan 2004-AR3 2A2A, 5.700%, 7/19/2044	2,464,496
3,355,439		GSR Mortgage Loan Trust 2004-7 2A1, 4.157%, 6/25/2034	3,276,643
3,349,970		Harborview Mortgage Loan Trust 2006-5 B9, 7.080%, 7/19/2047	3,260,995
5,805,248		Indymac Index Mortgage Loan Trust 2005-AR12 B5, 7.074%, 7/25/2035	5,181,184
6,810,326		J.P. Morgan Mortgage Trust 2005-A1 3A3, 4.900%, 2/25/2035	6,659,007
4,870,209		Master Mortgage 2005-1 9A1, 5.266%, 1/25/2035	4,835,143
2,672,164		Merrill Lynch 2005-A1 2A1, 4.574%, 12/25/2034	2,623,456
7,000,000		Mountain View 2006-1A COM, Zero Coupon Bond, 4/15/2019	7,000,000
4,815,385		Residential Accredit Loans 2005-Q02 M3, 6.563%, 9/25/2045	4,793,571
1,000,000		Soloso 2005-1A A3L, 6.807%, 10/15/2035 (3)	1,009,000

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Principal Amount			Value
5,916,306		Structured Mortgage 2005-1 5A2, 5.205%, 1/25/2035	5,887,014
3,600,000		Structured Mortgage 2005-10 M7, 6.574%, 6/25/2035	3,477,384

		Total	57,256,542

		Total Mortgage Backed Securities (identified cost $79,913,796)	$78,364,244

U.S. Treasury - 9.6%
		U.S. Treasury Notes - 9.6%
9,000,000	(1)	4.250%, 8/15/2015	8,680,779
5,000,000	(1)	4.500%, 2/15/2016	4,906,835
3,250,000	(1)	4.500%, 2/15/2036	3,058,809
6,000,000	(1)	4.750%, 5/15/2014	6,006,564
4,000,000	(1)	4.875%, 4/30/2011	4,027,656

		Total U.S. Treasury (identified cost $27,094,510)	$26,680,643

Mutual Fund - 12.1%
26,759,862		BNY Institutional Cash Reserves Fund (held as
		collateral for securities lending)	26,759,862
3,390,086		Fidelity Institutional Money Market Fund	3,390,086
3,381,900		Lehman Brothers Institutional Prime Money Market Fund	3,381,900

		Total Mutual Funds (identified cost $39,752,267)	$33,531,848

Certificates of Deposit - 4.9%
1,506,030		Barclays Bank PLC Yankee, 5.350%, 1/3/2008 (held as collateral for securities lending)	1,506,030
1,511,145		Calyon Yankee, 5.450%, 10/03/2007 (held as collateral for securities lending)	1,513,245
1,500,641		Dexia Bank Yankee, 5.280%, 1/25/2008 (held as collateral for securities lending)	1,500,641
2,011,140		Deutsche Bank NY, 5.090%, 1/22/2008 (held as collateral for securities lending)	2,011,140
1,994,987		Fortis Bank Yankee, 5.280%, 10/15/2007 (held as collateral for securities lending)	1,994,987
2,002,621		Societe Generale Yankee, 5.270%, 9/21/2007 (held as collateral for securities lending)	2,002,621
2,004,795		Suntrust Bank, 5.280%, 9/14/2007 (held as collateral for securities lending)	2,004,795
1,006,910		Washington Mutual Bank, 5.530%, 4/18/2008 (held as collateral for securities lending)	1,006,910

		Total Certificates of Deposit (identified cost $13,548,869)	$13,540,369

		Total Investments - 114.2% (identified cost $271,899,570)	$316,136,262

		Other Assets and Liabilities - net - (14.2)%	(39,226,858)

		Total Net Assets - 100.0%	$276,909,404

(1)	Certain principal amounts are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2006, securities subject to this type or arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$49,838,811	$40,300,230

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

(2)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(3)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.

Note:	The categories of investments are shown as a percentage of total net assets as of August 31, 2006

See accompanying notes to schedules of investments regarding investment valuations.

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Principal Amount			Value
Corporate Bonds - 9.5%
		Consumer Finance - 1.8%
1,000,000		Household Finance Corp., 5.750%, 1/30/2007	1,001,368
		Diversified Financial Services - 7.7%
2,000,000	(1)	General Electric Capital Corp., 5.375%, 3/15/2007	2,000,382
2,000,000	(1)	Residential Capital Corp., 6.875%, 06/29/2007	2,010,242
400,000		Residential Capital Corp., 6.693%, 11/21/2008	404,119

		Total	4,414,743

		Total Corporate Bonds (identified cost $5,411,640)	5,416,111

Government Agencies - 30.2%
		Federal Home Loan Bank - 8.6% (2)
5,000,000		4.000%, 3/10/2008	4,920,360

		Federal Home Loan Mortgage Corporation - 18.7% (2)
6,000,000		3.750%, 8/3/2007	5,917,770
4,000,000		3.800%, 6/28/2007	3,951,572
781,653		5.000%, 1/15/2016	776,940

		Total	10,646,282

		Federal National Mortgage Association - 2.9% (2)
1,713,513		6.000%, 10/25/2035	1,628,910

		Total Government Agencies (identified cost $17,517,273)	17,195,552

Asset Backed Securities - 19.4%
		Collateralized Debt Obligations - 1.8%
1,000,000	(3)	Tropic 2006-5A A3L, 6.656%, 7/15/2036	1,000,000

		Home Equity Loans - 17.6%
2,000,000		American Home Mortgage 2005 - 1 3M3, 6.824%, 11/25/2035	1,952,660
575,000		American Home Mortgage 2005 - 1 3M4, 7.574%, 11/25/2035	552,719
1,000,000		FBR Securitization Trust 2005-2 M10, 7.574%, 9/25/2035	852,500
1,650,000	(3)	Ralin 2006 - Q04 N2, 7.628%, 4/25/2046	1,650,000
1,200,000		Soundview Home Equity 2005-B M9, 7.054%, 5/25/2035	1,178,436
2,000,000		Soundview Home Equity 2005-CTX1 M10, 7.824%, 11/25/2035	1,825,620
2,067,791		Wells Fargo Mortgage Backed Trust 2005-AR3 2A1, 4.186%, 3/25/2035	2,032,078

		Total	10,044,013

		Total Asset Backed Securities (identified cost of $11,056,794)	11,044,013

Mortgage Backed Securities - 19.6%
		Collateralized Mortgage Obligations - 19.6%
1,002,271	(3)	Bear Stearns Structured Products 2006-3 2A1, 5.500%, 6/25/2036	1,001,329
3,000,000		Credit Suisse First Boston 2003-AR24, 4.025%, 10/25/2033	2,950,809
775,248		DSLA Mortgage Loan Trust, 5.695%, 7/19/2044	778,262
1,006,632		GSR Mortgage Loan Trust, 4.154%, 6/25/2034	982,993
849,897		Harborview Mortgage 2005-7 1A, 5.734%, 6/19/2045	849,897
1,094,016		Indymac Index Mortgage Loan Trust 2005-AR12 B5, 7.074%, 7/25/2035	976,409
1,927,219		Merrill Lynch 2005-A1, 4.578%, 12/25/2034	1,892,091
598,680		Residential Accredit Loans 2005-Q02 M3, 6.432%, 9/25/2045	595,968
1,200,000		Structured Adj. Rate Mtg Loan Trust, 6.574%, 6/25/2035	1,159,128

		Total Mortgage Backed Securities (identified cost $11,264,950)	11,186,886

U.S. Treasury - 15.4%
		U.S. Treasury Notes - 15.4%
1,800,000	(1)	3.625%, 6/15/2010	1,734,540
3,000,000	(1)	4.875%, 7/31/2011	3,022,266
4,000,000	(1)	4.875%, 4/30/2011	4,027,656

		Total U. S. Treasury (identified cost $8,760,907)	8,784,462

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Principal Amount		Value
Mutual Funds - 23.0%
9,844,364	BNY Institutional Cash Reserves Fund (held as collateral for securities lending)	9,844,364
1,649,316	Fidelity Institutional Money Market Fund	1,649,316
1,642,912	Lehman Brothers Money Market Fund	1,642,912

	Total Mutual Funds (identified cost $13,136,592)	13,136,592

Certificates of Deposit - 2.6%
502,785	Deutsche Bank NY 5.511%, 1/22/2008 (held as collateral for securities lending)	502,785
501,199	Suntrust Bank 5.275%, 9/14/2007 (held as collateral for securities lending)	501,199
500,655	Societe Generale Yankee 5.270%, 09/21/2007 (held as collateral for securities lending)	500,655

	Total Certificates of Deposit (identified cost $1,504,639)	1,504,639

	Total Investments - 119.7% (identified cost $68,652,795)	68,268,255

	Other Assets and Liabilities - Net - (19.7)%	(11,230,924)

	Total Net Assets-100%	57,037,331

(1)	Certain principal amounts are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2006 securities subject to this type or arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$11,639,999	$11,349,003

(2)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(3)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.

Note: The categories of investments are shown as a percentage of total net assets as of August 31, 2006.

See accompanying notes to schedules of investments regarding investment valuations.

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Principal Amount		Value
Municipal Bonds - 97.9%
	Alabama - 19.6%
250,000	Alabama State Public School & College Authority, Revenue Bonds, 4.75%, 11/1/2006	250,395
500,000	Alabama Water Pollution Control Authority, Revenue Bonds, 4.75% (AMBAC INS), 8/15/2014	506,240
430,000	Athens, Alabama , GO UT Warrants, 4.65% (AMBAC INS), 8/1/2011	441,596
250,000	Auburn, Alabama, GO UT Warrants, 4.30%, 12/1/2007	252,268
250,000	Baldwin County Alabama, Refunding Bonds, 5.20% (FSA LOC), 6/1/2008	255,853
500,000	Decatur, Alabama Water Authority, Revenue Bonds, 4.65% (FSA LOC), 5/1/2010	516,070
275,000	Dothan, Alabama, GO UT Warrants, 6.25%, 9/1/2007	281,536
500,000	Houston County Alabama, GO UT Warrants, 4.95% (AMBAC INS), 10/15/2007	507,195
500,000	Houston County Alabama Board of Education Capital Outlay, Special Tax Warrants, 4.57% (MBIA INS), 12/1/2007	505,785
300,000	Houston County Alabama Hospital Board, Revenue Bonds, 6.875%, 4/1/2007	305,598
500,000	Huntsville, Alabama Health Care Authority, Revenue Bond, 4.70% (MBIA INS), 6/1/2012	519,835
500,000	Huntsville, Alabama Water Systems, Revenue Bond Warrants, 4.875%, 11/1/2015	516,645
500,000	Limestone County Alabama Water Authority, 4.70% (AMBAC INS), 12/1/2009	515,400
250,000	Mobile, Alabama, GO UT Warrants, 5.20% (AMBAC INS), 2/15/2010	262,918
500,000	Montgomery, Alabama, GO UT Warrants (Series A), 5.10%, 10/1/2008	514,175
250,000	Oxford, Alabama, GO UT Warrants, 5.10% (AMBAC INS), 5/1/2008	257,388
250,000	Oxford, Alabama, GO UT Warrants, 5.20% (AMBAC INS), 5/1/2010	257,545
500,000	Scottsboro, Alabama Waterworks Sewer & Gas Board, Revenue Bonds, 4.40% (MBIA INS), 8/1/2012	508,570
250,000	Shelby County Alabama Board of Education, GO LTD Warrants, 4.50% (AMBAC INS), 2/1/2009	254,665
500,000	Shelby County Alabama Board of Education, GO LTD, 4.75%, 2/1/2013	514,850
250,000	Southeast Alabama Gas District, Revenue Bonds (Series A), 5.25% (AMBAC INS), 6/1/2011	268,025
250,000	Trussville, Alabama, GO UT Warrants, 4.50% (MBIA INS), 10/1/2006	249,984
1,000,000	Tuscaloosa, Alabama, GO UT Warrants, 4.50%, 2/15/2013	1,035,090
245,000	Tuscaloosa, Alabama City Board of Education, Warrants, 4.55%, 2/15/2010	245,948
500,000	The Board of Trustees of the University of Alabama, Revenue Bonds, 5.375% (FGIC LOC), 10/1/2011	526,005

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Principal Amount		Value
250,000	University of North Alabama, Revenue Bonds (Series A), 4.65% (FSA LOC), 11/1/2007	252,870

	Total	10,522,449

	Arkansas - 3.7%
250,000	Arkansas State Development Finance Authority, Revenue Bonds, 4.00% (AMBAC INS), 12/1/2011	253,888
440,000	Arkansas State University Revenue, Revenue Bonds, 4.60% (AMBAC INS), 4/1/2011	446,934
250,000	Jonesboro, Arkansas County Water & Light Utility, Revenue Bonds, 5.00% (MBIA INS), 11/15/2007	255,655
1,000,000	Little Rock, Arkansas, GO LTD, 4.00% (FSA LOC), 4/1/2014	1,015,000

	Total	1,971,477

	California - 2.2%
1,000,000	California State, GO UT, 6.00%, 2/1/2016	1,169,950

	Colorado - 2.0%
1,000,000	Lower Colorado River Authority, Revenue Bonds, 5.25%, 5/15/2021	1,070,270

	Florida - 6.3%
750,000	Broward County Florida, GO UT (Series B), 5.00%, 1/1/2012	798,518
250,000	Florida State Department of Transportation, GO UT (Series A), 5.00%, 7/2/2016	268,548
1,000,000	Florida State Board of Education, GO UT, 4.00%, 6/1/2009	1,011,590
1,000,000	JEA Florida Electric Systems, Revenue Bonds (Series D), 4.40%, 10/1/2018	1,001,630
300,000	Palm Beach County Florida Solid Waste Authority, Revenue Bonds (Series A), 6.00% (AMBAC INS), 10/1/2009	319,389

	Total	3,399,675

	Georgia - 6.5%
300,000	Atlanta and Fulton County Recreation Authority, Revenue Bonds, 4.75% (AMBAC INS), 12/1/2010	313,788
500,000	Augusta, Georgia Water & Sewer, Revenue Bonds, 4.00% (FSA LOC), 10/1/2012	509,715
250,000	Cobb County Georgia, GO UT, 5.00%, 1/1/2008	253,608
250,000	Fayette County Georgia School District, GO UT, 4.625%, 3/1/2010	257,745
250,000	Fulton County Georgia Development Authority, Revenue Bonds, 4.30%, 11/1/2008	253,740
1,000,000	Gwinnett County Georgia Water & Sewer Authority, Revenue Bonds, 4.00%, 8/1/2015	1,015,710
350,000	Private Colleges & Universities of Georgia, Revenue Bonds, 4.75%, 11/1/2008	358,396
500,000	Roswell, Georgia, GO UT, 4.25%, 2/1/2011	513,315

	Total	3,476,017

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Principal Amount		Value
	Illinois - 4.1%
1,300,000	Chicago, Illinois, GO UT (Series B), 5.00%, 1/1/2025	1,371,018
500,000	Illinois Health Facilities Authority, Revenue Bonds, 6.125%, 11/15/2022	548,885
250,000	Illinois State, GO UT Refunding Bonds, 5.125% (FGIC INS), 12/1/2007	253,433

	Total	2,173,336

	Indiana - 3.1%
1,000,000	Indiana State Office Building & Facility, Revenue Bonds, 5.25% (FGIC INS), 7/1/2015	1,099,090
500,000	Indianapolis, Indiana Public Improvement Board, Revenue Bonds, 6.00%, 1/10/2020	579,330

	Total	1,678,420

	Kansas - 0.6%
300,000	Kansas State Development Finance Authority, Revenue Bonds, 5.00% (MBIA INS), 6/1/2011	317,720

	Kentucky - 1.5%
500,000	Kentucky State Property & Building Commission, Revenue Bonds, 5.75%, 10/1/2012	540,540
250,000	Louisville, Kentucky Public Properties Corp. First Mortgage, Revenue Bonds, 4.55% (MBIA INS), 12/1/2008	254,993

	Total	795,533

	Louisiana - 0.5%
285,000	Monroe, Louisiana, Revenue Bonds (Series A), 4.60% (AMBAC INS), 3/1/2007	286,316

	Maryland - 1.1%
500,000	Maryland State & Local Facilities, GO UT (Series II), 5.50%, 7/15/2013	556,615

	Missouri - 5.5%
1,000,000	Missouri State Environmental Energy Authority, Revenue Bonds (Series B), 5.125%, 1/1/2020	1,066,240
750,000	Missouri State Highway & Transportation, Revenue Bonds (Series A), 5.625%, 2/1/2018	809,715
1,000,000	Missouri State Highway & Transportation, Revenue Bonds (Series A), 5.25%, 2/1/2020	1,068,670
	Total	2,944,625
	North Carolina - 12.4%
1,000,000	Greensboro, North Carolina, GO UT (Series A), 4.00%, 2/1/2013	1,022,660
500,000	Mecklenburg County North Carolina, GO UT (Series B), 4.40%, 2/1/2011	512,890

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Principal Amount		Value
500,000	Mecklenburg County North Carolina, GO UT (Series B), 4.40%, 2/1/2012	515,270
500,000	Mecklenburg County North Carolina, GO UT (Series A), 4.00%, 2/1/2015	508,000
250,000	North Carolina Infrastructure Financial Corp., Revenue Bonds, 5.00%, 10/1/2011	265,485
500,000	North Carolina State, GO UT (Series A), 4.00%, 6/1/2008	503,735
1,000,000	North Carolina State, GO UT (Series A), 4.00%, 9/1/2012	1,020,820
1,000,000	Wake County North Carolina, GO UT Refunding Bonds, 4.00% 3/1/2015	1,022,410
750,000	Wake County North Carolina, GO UT (Series A), 4.00%, 4/1/2013	766,958
500,000	Winston-Salem, North Carolina Water & Sewer System, Revenue Bonds, 4.875%, 6/1/2015	515,735

	Total	6,653,963

	South Carolina - 6.3%
1,000,000	South Carolina State, GO UT, 4.00%, 1/1/2014	1,014,470
500,000	South Carolina State, GO UT (Series A), 4.60%, 5/1/2012	521,225
750,000	South Carolina State Public Service Authority, Revenue Bonds (Series A), 5.00% (AMBAC), 1/1/2022	786,120
1,000,000	South Carolina State Public Service Authority, Revenue Bonds (Series A), 5.00% (AMBAC), 1/1/2018	1,064,820

	Total	3,386,635

	Tennessee - 4.3%
500,000	Knox County Tennessee, GO UT, 4.50%, 4/1/2010	514,260
500,000	Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Revenue Bonds (Series A), 4.75%, 1/1/2014	512,155
250,000	Rutherford County Tennessee, GO UT, 4.40%, 4/1/2008	252,983
500,000	Shelby County Tennessee, GO UT (Series A), 4.75%, 4/1/2010	518,410
250,000	Williamson County Tennessee, GO UT, 4.65%, 3/1/2008	253,765
250,000	Williamson County Tennessee, GO UT, 4.70%, 3/1/2009	256,603

	Total	2,308,176

	Texas - 9.9%
500,000	Austin, Texas Public Improvement, GO UT, 4.75%, 9/1/2014	508,810
1,000,000	Dallas, Texas Waterworks & Sewer System, Revenue Bonds, 4.12% (FSA LOC), 4/1/2013	1,021,630

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Principal Amount		Value
1,000,000	Denton, Texas Utility, Revenue Bonds, 5.125% (AMBAC INS), 12/1/2018	1,058,210
500,000	Fort Worth, Texas, GO LTD, 4.00%, 3/1/2013	506,560
500,000	San Antonio, Texas, GO LTD (Series A), 5.25%, 2/1/2010	525,035
275,000	Texas State Public Finance Authority, GO UT, 5.00%, 10/1/2017	291,049
500,000	Texas State Public Finance Authority, Revenue Bonds, 4.25% (FSA LOC), 10/15/2010	510,760
500,000	Tomball, Texas, GO UT, 4.50% (MBIA INS), 2/15/2011	517,270
350,000	University of Texas, Revenue Bonds (Series B), 5.25%, 8/15/2013	381,370

	Total	5,320,694

	Virginia - 7.3%
250,000	Norfolk, Virginia, GO UT, 5.375% (FGIC LOC), 6/1/2011	255,745
1,000,000	Virginia Commonwealth Transportation Board Revenue, 5.00%, 5/15/2012	1,069,290
500,000	Virginia State Public Building Authority, Revenue Refunding Bonds (Series A), 4.00%, 8/1/2009	505,865
1,000,000	Virginia State Public Building Authority, Revenue Refunding Bonds (Series A), 5.00%, 8/1/2015	1,066,120
1,000,000	Virginia State Resource Authority Infrastructure, Revenue Pooled Loan Bond (Series D), 5.00%, 5/1/2020	1,041,160

	Total	3,938,180

	Washington - 1.0%
500,000	Washington State, GO UT (Series B), 5.50%, 5/1/2009	523,160

	Total Municipal Bonds (identified cost $52,146,565)	52,493,211
	Mutual Funds - 1.4%
739,469	Federated Tax-Free Obligations Fund	739,469
	Total Mutual Funds (identified cost $739,469)	$739,469

	Total Investments - 99.3% (identified cost $52,886,034)	$53,232,680

	Other Assets and Liabilities - Net - 0.7%	397,690

	Total Net Assets - 100.0%	$53,630,370

As of August 31, 2006, the Fund held no securities that are subject to federal alternative minimum tax (AMT).

Note: The categories of investments are shown as a percentage of total net assets as of August 31, 2006.

The following acronyms are used throughout this portfolio :

AMBAC -American Municipal Bond Assurance Corporation

FGIC -Financial Guaranty Insurance Company

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

FSA -Financial Security Assurance

GNMA -Government National Mortgage Association

GO -General Obligation

HFA -Housing Finance Authority

INS -Insured

LOC -Letter of Credit

LTD -Limited Tax

MBIA -Municipal Bond Investors Assurance Corporation

PCA -Pollution Control Authority

PSFG -Permanent School Fund Guarantee

UT -Unlimited Tax

See accompanying notes to schedules of investments regarding investment valuations.

Regions Morgan Keegan Select Treasury Money Market Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Principal Amount			Value
U.S. Treasury Obligations - 96.4%
		U.S. Treasury Bills - 67.5%
105,000,000	(1)(2)	4.74% - 5.06%, 9/7/2006	$104,913,611
85,000,000	(1)(2)	4.73% - 5.09%, 9/14/2006	84,848,357
20,000,000	(1)	5.16%, 9/15/2006	19,959,944
75,000,000	(1)(2)	4.87% - 5.09%, 9/21/2006	74,792,695
50,000,000	(1)	5.03%, 9/28/2006	49,811,938
30,000,000	(1)(2)	4.95%, 10/5/2006	29,860,553
40,000,000	(1)(2)	4.95% - 4.99%, 10/12/2006	39,775,297
40,000,000	(1)(2)	4.95% - 5.02%, 10/19/2006	39,736,400
25,000,000	(1)(2)	5.03%, 10/26/2006	24,810,365
25,000,000	(1)(2)	4.88%, 11/2/2006	24,794,410
40,000,000	(1)(2)	4.98% - 5.00%, 11/9/2006	39,621,458
15,000,000	(1)	5.00%, 11/30/2006	14,815,125
30,000,000	(1)	4.91%, 12/14/2006	29,580,100
10,000,000	(1)(2)	5.02%, 12/21/2006	9,847,838
10,000,000	(1)(2)	5.09%, 2/15/2007	9,769,633
20,000,000	(1)	5.04%, 3/1/2007	19,505,770

			616,443,494

		U.S. Treasury Notes - 28.9%
60,000,000		2.50%, 10/31/2006	59,744,692
80,000,000	(2)	2.63%, 11/15/2006	79,589,385
85,000,000		2.88%, 11/30/2006	84,525,299
40,000,000	(2)	2.25%, 2/15/2007	39,478,200

			263,337,576

		Total U.S. Treasury Obligations (Cost $879,781,070)	879,781,070

Mutual Funds - 6.0%
21,927,791		BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 4.94%	21,927,791
23,105,654		Federated U.S. Treasury Cash Reserve Fund, 4.93%	23,105,655
9,515,259		Goldman Sachs Financial Square Trust, 5.01%	9,515,259

		Total Mutual Funds (Cost $54,548,705)	54,548,705

Repurchase Agreements – 28.4%
259,834,903	(4)	Pool of Repurchase Agreements held as collateral for securities lending	259,834,903

		Total Repurchase Agreements (Cost $259,834,903)	259,834,903

Total Investments (Cost $934,329,775) (3) - 130.8%			1,194,164,678
Liabilities in excess of other assets -(30.8)%			(281,443,775)

NET ASSETS -100.0%			$912,720,903

Percentages indicated are based on net assets of $912,720,903.

(1)	Yield at date of purchase.

(2)	Certain principal amounts are temporarily on loan to unaffiliated broker/dealers. As of August 31, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Cash Received as Collateral
257,464,984	259,834,903

(3)	Also represents cost for federal income tax purposes.

(4)	Pool of Repurchase Agreements held as collateral for securities lending:

	Principal/Value	Date of Agreement	Proceeds at Maturity	Collateral Description	Collateral Market Value
Credit Suisse (USA) 5.25%, 9/1/06	13,001,896	8/31/06	13,003,792	13,261,934 various U.S. Treasury securities	13,261,934
Bear Stearns & Co. 5.24%, 9/1/06	14,002,038	8/31/06	14,004,076	14,282,079 various U.S. Treasury securities	14,282,079
Deutsche Bank Securities 5.24%, 9/1/06	13,815,011	8/31/06	13,817,022	14,091,312 various U.S. Treasury securities	14,091,312
Merrill Lynch 5.24%, 9/1/06	68,994,041	8/31/06	69,004,083	70,373,922 various U.S. Treasury securities	70,373,922
Mizuho Securities USA 5.26%, 9/1/06	100,014,611	8/31/06	100,029,224	102,014,904 various U.S. Treasury securities	102,014,904
South Street Securities 5.26%, 9/1/06	50,007,306	8/31/06	50,014,613	51,007,453 various U.S. Treasury securities	51,007,453

Note: The categories of investments are shown as a percentage of total net assets as of August 31, 2006.

See accompanying notes to schedules of investments regarding investment valuations.

Regions Morgan Keegan Select Money Market Fund

Portfolio of Investments

August 31, 2006 (Unaudited)

Principal Amount		Value
Commercial Paper (39.3%):
Banks (16.3%):
3,000,000(2)	Citigroup, Inc., 5.50%, 10/25/2006	$2,975,700
3,000,000(2)	HSBC USA, Inc., 5.45%, 10/23/2006	2,976,817
3,000,000(2)	Intesa Funding, 5.38%, 10/30/2006	2,973,893
3,000,000(2)	State Street Bank, 5.26%, 10/2/2006	2,986,488

		11,912,898

Financial Services (18.9%):
3,000,000(2)	American Express International, 5.39%, 10/16/2006	2,980,050
3,000,000(2)	American General Finance Corp., 5.35%, 11/13/2006	2,967,880
3,000,000(2)	General Electric Capital Corp., 5.15%, 9/14/2006	2,994,518
2,000,000(2)	Netexis U.S. Finance Corp., 4.96%, 11/10/2006	1,981,392
3,000,000(2)	Toyota Motor Credit Corp., 5.45%, 11/3/2006	2,971,913

		13,895,753

Hospital Management (4.1%):
3,000,000(2)	United Health Group, 5.41%, 10/2/2006	2,986,153

Total Commercial Paper (Amortized Cost $28,794,804)		28,794,804

Taxable Municipal Bonds (10.9%):
Colorado (2.7%):
1,000,000(*)	Colorado Housing & Finance Authority, Revenue, 5.38%, 5/1/2041, SPA Landesbank Hessen	1,000,000
1,000,000(*)	Colorado Housing & Finance Authority, Single Family Revenue, 5.38%, 11/1/2035, SPA Lloyds TSB Bank plc	1,000,000

		2,000,000

Massachusetts (1.5%):
1,100,000(*)	Massachusetts State Housing Finance Agency, Multi-Family Revenue, 5.38%, 5/15/2031, FNMA	1,100,000

Pennsylvania (3.4%):
2,500,000(*)	Pennsylvania State Higher Education Assistance Agency, Subseries GG-5, 5.29%, 12/1/2045, Credit Support: Guaranteed Student Loans	2,500,000

Texas (0.8%):
550,000(*)	Texas State Taxable Small Business, Series B, 5.33%, 6/1/2045	550,000

		SPA National Australia Bank
Utah (2.5%):
1,800,000	(*)	Utah Housing Corp., Single Family Mortgage Revenue, Series A-2, 5.38%, 7/1/2033, LOC Westdeutche Landesbank	1,800,000

Total Taxable Municipal Bonds (Amortized Cost $7,950,000)			7,950,000

Short Term Investments (4.1%):
Mutual Fund (4.1%):
1,511,098		Fidelity Institutional Money Market Portfolio	1,511,098
1,511,098		Lehman Brothers Institutional Money Market Portfolio	1,511,097

Total Short Term Investments (Amortized Cost $3,022,195)			3,022,195

U.S. Government Agencies (46.2%):
Fannie Mae (10.9%):
3,000,000	(1,2)	5.37%, 10/11/2006	2,982,367
3,000,000	(1,2)	5.28%, 11/1/2006	2,973,490
2,000,000	(1)	5.00%, 1/15/2007	2,001,847

			7,957,704

Federal Home Loan Bank (20.4%):
3,000,000	(1,2)	5.30%, 10/2/2006	2,986,489
2,000,000	(1,2)	5.15%, 11/17/2006	1,978,269
3,000,000	(1,2)	5.19%, 12/1/2006	2,961,204
7,000,000	(1,*)	4.51%, 12/30/2008	7,000,001

			14,925,963

Freddie Mac (14.9%):
3,000,000	(2)	5.31%, 10/17/2006	2,979,913
2,000,000	(2)	5.22%, 11/14/2006	1,978,807
3,000,000	(2)	5.20%, 11/21/2006	2,965,339
3,000,000	(2)	5.45%, 12/12/2006	2,954,780

			10,878,839

Total U.S. Government Agencies (Amortized Cost $33,762,506)			33,762,506

Total Investments (Amortized Cost $73,529,505) (3) -100.5%			73,529,505
Liabilities in excess of other assets - (0.5)%			(334,490)

NET ASSETS - 100.0%			$73,195,015

1)	The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

2)	Yield at date of purchase.

3)	Also represents cost for federal income tax purposes.

*	Variable Rate Instruments. The rate presented is the rate in effect at August 31, 2006. The maturity date reflected is the final maturity date; the interest rate will adjust periodically until maturity.

FNMA – Insured by Federal National Mortgage Association

LOC – Letter of Credit

SPA – Standby Purchase Agreement

Note: The categories are shown as a percentage of total net assets as of August 31, 2006.

See accompanying notes to schedules of investments regarding investment valuations.

Notes to the Schedules of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price, usually 4:00 p.m., Eastern Time, on the valuation date. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price. Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer. Long-term debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than sixty days for which market quotations are readily available shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of sixty days or less shall be valued at cost with interest accrued or discount accreted to the date of maturity unless such valuation, in the judgment of Morgan Asset Management, Inc., the Adviser, does not represent market value. Investments in open-end registered investment companies are valued at net asset value as reported by those investment companies. Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the direction of the Trust’s Board of Trustees. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

In accordance with Rule 2a-7 of the 1940 Act, investments of the Money Market Funds are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Regions Morgan Keegan Select Funds

By:	/s/ Carter E. Anthony
Carter E. Anthony
President and Chief Executive Officer

Date: October 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Carter E. Anthony
Carter E. Anthony
President and Chief Executive Officer

Date: October 30, 2006

By:	/s/ Joseph C. Weller
Joseph C. Weller
Treasurer and Chief Financial Officer

Date: October 30, 2006